Investments and Advances to Equity Method Investments - Schedule of Gain or (Loss) from Equity Method Investments (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Investments and Advances to Equity Method Investments - Schedule of Gain or (Loss) from Equity Method Investments (Details) [Line Items]
Gain or (loss) from equity method investments	$ 38		$ (1,555)		$ 2,912		$ (3,690)		$ (52,452)		$ 1,513
Falcon’s Creative Group [Member]
Investments and Advances to Equity Method Investments - Schedule of Gain or (Loss) from Equity Method Investments (Details) [Line Items]
Gain or (loss) from equity method investments	(1,658)	[1]	(1,598)	[1]	(137)	[1]	(1,598)	[1]	(8,145)	[2]		[2]
PDP [Member]
Investments and Advances to Equity Method Investments - Schedule of Gain or (Loss) from Equity Method Investments (Details) [Line Items]
Gain or (loss) from equity method investments	1,619		1,527		2,810		1,902		(1,522)		3,229
Sierra Parima [Member]
Investments and Advances to Equity Method Investments - Schedule of Gain or (Loss) from Equity Method Investments (Details) [Line Items]
Gain or (loss) from equity method investments			(1,616)				(4,254)		(43,073)		(1,719)
Karnival [Member]
Investments and Advances to Equity Method Investments - Schedule of Gain or (Loss) from Equity Method Investments (Details) [Line Items]
Gain or (loss) from equity method investments	$ 77		$ 132		$ 239		$ 260		$ 288		$ 3

[1]	The share of loss from the Company’s equity method investment in FCG is subsequent to FCG’s deconsolidation on July 27, 2023. The Company recognized 100% of net income (loss), less 9% preferred return to QIC and amortization of the basis difference of deconsolidation of FCG. For the three months ended September 30, 2024, the Company recognized $(1.7) million of net loss from FCG, which equals the $(0.1) million total net loss from FCG less adjustments of $(1.6) million comprised of $(0.7) million in accretion of preference dividend, less than $(0.1) million in accretion of fees, and $(0.8) million in amortization of basis difference. For the nine months ended September 30, 2024, the Company recognized less than $(0.1) million net loss from FCG, which equals the $4.2 million total net income from FCG less adjustments of $(4.3) million comprised of $(1.8) million in accretion of preference dividend and fees, and $(2.5) million in amortization of basis difference. The Company will continue to recognize 100% of the gains or (losses) from its equity method investment in FCG based on the terms of the LLCA until the split in equity accounts becomes 25% related to QIC and 75% to the Company.
[2]	The share of loss from the Company’s equity method investment in FCG is subsequent to FCG’s deconsolidation on July 27, 2023. The Company recognized 100% of the losses related to its equity method investment in FCG based on the terms of the LLCA.